6. SEGMENT INFORMATION (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equipment sales services	$ 23,954	$ 15,123	$ 13,424
Broadcast [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equipment sales services	315	274	1,904
Enterprise [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equipment sales services	23,639	14,460	11,520
Consulting and Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Equipment sales services		$ 389